Jul. 31, 2017

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 15, 2018 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2017, as supplemented

Removal of Sub-Adviser

Effective immediately, Chatham Asset Management, LLC (“Chatham”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Chatham have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Chatham in the Fund’s Prospectus and Statement of Additional Information are hereby removed.